Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Current	$ 185,761	$ 377,404	$ 167,350
Deferred	28,108	(45,643)	26,523
Current	189,826	168,177	176,739
Deferred	(11,208)	(28,016)	(28,472)
Current	25,235	43,860	19,496
Deferred	1,965	(480)	581
Income taxes	$ 419,687	$ 515,302	$ 362,217